Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Registration Statement	false
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36430
Entity Registrant Name	Tuniu Corp
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6, 8-12th floor, building 6-A, Juhuiyuan
Entity Address, Address Line Two	NO. 108 Xuanwudadao
Entity Address, Address Line Three	Xuanwu District
Entity Address, City or Town	Nanjing
Entity Address, Postal Zip Code	210023
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001597095
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	6, 8-12th floor, building 6-A, Juhuiyuan
Entity Address, Address Line Two	NO. 108 Xuanwudadao
Entity Address, Address Line Three	Xuanwu District
Entity Address, City or Town	Nanjing
Entity Address, Postal Zip Code	210023
Entity Address, Country	CN
Contact Personnel Name	Mr. Anqiang Chen,
City Area Code	86
Local Phone Number	86853969
Contact Personnel Email Address	ir@tuniu.com
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	354,157,593
No Trading Symbol Flag	true
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,373,500
ADR
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	TOUR
Security Exchange Name	NASDAQ